UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549


Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment[  ] Amendment Number:
This Amendment Check only one:[ ]is a restatement [ ]adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: ACK Asset Management LLC
Address: 2 Overhill Road, Suite 400, Scarsdale, NY 10583
Form 13F File Number: 28-14060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Kenneth F. Cooper
Title:  Chief Financial Officer
Phone:  914 220-8340

Signature	    Place 	    Date of Signing:
Kenneth  F. Cooper  Scarsdale, NY   November 14,2011

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:
36

Form 13F Information Table Value Total:

104,350
(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


COL 1				COL 2	COL 3	 	COL 4 	             COL 5		COL 6		COL 7	COL 8
															Vot Auth
Name of Issuer			Title	CUSIP	 	Value 	 SHRS/PRN AMT 	SH/PRN	P/CA	Invest Discre	O Mgr	SOLE

ARKANSAS BEST CORP		COM	40790107	 1,200 	 74,300 	SH		SOLE			X
ATLAS AIR WORLDWIDE HOLDINGS	COM	49164205	 1,315 	 39,500 	SH		SOLE			X
BLACK DIAMOND INC		COM	09202G101	 1,574 	 241,400 	SH		SOLE			X
BROOKDALE SENIOR LIVING INC	COM	112463104	 880 	 70,136 	SH		SOLE			X
BUCKEYE TECHNOLOGIES INC	COM	118255108	 1,196 	 49,600 	SH		SOLE			X
CALAVO GROWERS INC		COM	128246105	 4,525 	 220,520 	SH		SOLE			X
CAVCO INDUSTRIES INC		COM	149568107	 616 	 17,900 	SH		SOLE			X
COVENANT TRANSPORT GRP		CL A	22284P105	 628 	 172,100 	SH		SOLE			X
DANA HOLDING CORP		COM	235825205	 3,058 	 291,200 	SH		SOLE			X
DYCOM INDUSTRIES INC		COM	267475101	 8,582 	 560,900 	SH		SOLE			X
ELIZABETH ARDEN INC		COM	28660G106	 5,381 	 189,200 	SH		SOLE			X
EMCOR GROUP INC			COM	29084Q100	 1,195 	 58,800 	SH		SOLE			X
EMERITUS CORP			COM	291005106	 2,720 	 192,900 	SH		SOLE			X
FLOW INTL CORP			COM	343468104	 775 	 350,646 	SH		SOLE			X
FURMANITE CORP			COM	361086101	 2,739 	 506,300 	SH		SOLE			X
GENESEE & WYOMING INC		CL A	371559105	 6,434 	 138,300 	SH		SOLE			X
INFOSPACE INC			COM	45678T300	 2,303 	 275,500 	SH		SOLE			X
KENNEDY-WILSON HOLDINGS INC	COM	489398107	 2,431 	 229,300 	SH		SOLE			X
KIRBY CORP			COM	497266106	 8,128 	 154,400 	SH		SOLE			X
LIBBEY INC			COM	529898108	 5,529 	 524,600 	SH		SOLE			X
LMI AEROSPACE INC		COM	502079106	 4,947 	 290,000 	SH		SOLE			X
MEASUREMENT SPECIALTIES INC	COM	583421102	 1,908 	 73,500 	SH		SOLE			X
MERCURY COMPUTER SYSTEMS INC	COM	589378108	 1,915 	 166,500 	SH		SOLE			X
MONMOUTH REIT-CLASS A		CL A	609720107	 2,390 	 301,400 	SH		SOLE			X
OLD DOMINION FREIGHT LINE	COM	679580100	 3,827 	 132,100 	SH		SOLE			X
PRIMORIS SERVICES CORP		COM	74164F103	 5,306 	 507,300 	SH		SOLE			X
QUALITY DISTRIBUTION INC	COM	74756M102	 3,414 	 380,600 	SH		SOLE			X
ROADRUNNER TRANSPORTATION SY	COM	76973Q105	 3,154 	 229,900 	SH		SOLE			X
RUSH ENTERPRISES INC		CL A	781846209	 1,970 	 139,100 	SH		SOLE			X
SOTHEBY'S			COM	835898107	 1,117 	 40,500 	SH		SOLE			X
SUMMER INFANT INC		COM	865646103	 2,233 	 338,400 	SH		SOLE			X
TEAM INC			COM	878155100	 3,258 	 155,300 	SH		SOLE			X
TRIUMPH GROUP INC		COM	896818101	 4,041 	 82,900 	SH		SOLE			X
UMH PROPERTIES INC		COM	903002103	 2,171 	 238,800 	SH		SOLE			X
VITRAN CORP INC			COM	92850E107	 395 	 100,000 	SH		SOLE			X
ISHARES RUSSELL 10/22/2011 65.00PUT	99AQ41XX0	 1,095 	 3,000 			PUT	SOLE			X

							104,350


